INCOME TAXES (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES
Income tax rate	25.00%	25.00%	25.00%	25.00%
Foreign invested enterprise tax withholding rate	10.00%	10.00%
Minimum threshold percentage of equity interest in PRC will be entitled to reduced withholding tax rate	25.00%	25.00%
Reduced withholding tax rate for qualified tax residents	5.00%	5.00%
Percentage of semi annual dividends	15.00%	15.00%
Undistributed earnings of the company's PRC subsidiaries and the consolidated VIEs | ¥		¥ 5,095,000	¥ 3,690,000
Provision for PRC dividend withholding tax | ¥		¥ 0
PRC
INCOME TAXES
Income tax rate	25.00%	25.00%
Preferential tax rate (as a percent)	25.00%	25.00%
Small low-profit enterprises
INCOME TAXES
Preferential tax rate (as a percent)	5.00%	5.00%
Yirendai HK | HONG KONG | Assessable profits up to HK$2
INCOME TAXES
Foreign corporate income tax rate	8.25%	8.25%
Base Assessable Profits | $	$ 2
Yirendai HK | HONG KONG | Assessable profits over HK$2
INCOME TAXES
Foreign corporate income tax rate	16.50%	16.50%
Base Assessable Profits | $	$ 2
YouRace Hengchuang
INCOME TAXES
Period of full exemption from income tax										2 years	2 years
Reduction in preferential tax rate during subsequent three years (as a percent)							50.00%	50.00%	50.00%
Period of 50% reduction to income tax rate							3 years	3 years	3 years
Preferential tax rate (as a percent)	15.00%	15.00%
Hengyuda, Hengfengyi, Youce Yike, Youjia Innovation and Hengze Innovation
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%
Xinjiang
INCOME TAXES
Period of exemption of enterprise tax	5 years	5 years
Yiren Hengsheng
INCOME TAXES
Period of full exemption from income tax					2 years	2 years
Reduction in preferential tax rate during subsequent three years (as a percent)	50.00%	50.00%	50.00%	50.00%
Period of 50% reduction to income tax rate	3 years	3 years	3 years	3 years
YouRace HK
INCOME TAXES
Foreign invested enterprise tax withholding rate	10.00%	10.00%
Youce Yike, Youjia Innovation and Hengze Innovation
INCOME TAXES
Reduction in preferential tax rate during subsequent three years (as a percent)	40.00%	40.00%